December 30, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A (File Nos. 333-129342, 811-21829)

Ladies and Gentlemen:

Attached for filing on behalf of BBH Trust (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940 is post-effective amendment no. 98 to the Trust’s registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed to reflect revisions to the principal investment strategies of the BBH Select Series – Large Cap Fund, BBH Partner Fund – International Equity, BBH Intermediate Municipal Bond Fund, BBH Income Fund, and BBH Limited Duration Fund. For the reasons set forth below, the Trust requests selective and limited review of the Amendment.

For all the Funds, the ESG disclosure in the Item 9 principal investment strategy section was enhanced to align with the Item 9 ESG disclosure of another series of the Trust that was the subject of review and comment by the staff in 2021 (see post-effective amendment no. 92 for the BBH Select Series – Mid Cap Fund). The resulting disclosure for the BBH Select Series – Mid Cap Fund was included in post-effective amendment no. 94, which was filed on May 24, 2021. There are no other material changes relating to the BBH Select Series – Large Cap Fund, BBH Partner Fund – International Equity, BBH Intermediate Municipal Bond Fund. For the BBH Income Fund and BBH Limited Duration Fund, specific reference has been added in the strategy and risk sections to BDCs as a type of investment company in which the Funds may invest. In addition, for the Limited Duration Fund, disclosure has been added to the strategy sections regarding the quantitative analysis that may be used by the Fund’s investment adviser.

The staff last reviewed the registration statement for the (i) BBH Select Series – Large Cap Fund and BBH Partner Fund – International Equity in a 485(a) filing on December 30, 2020 (see post-effective amendment no. 90) and (ii) BBH Intermediate Municipal Bond Fund, BBH Income Fund, and BBH Limited Duration Fund in a 485(a) filing on December 30, 2021 (see post-effective amendment no. 96).

If you have any questions or comments concerning the Amendment, please contact me at (617) 772-1378.

Very truly yours,

/s/ Brian J. Carroll

Brian J. Carroll

Secretary

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